THE MAINSTAY FUNDS
51 Madison Avenue
New York, NY 10010

July 28, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

RE:	The MainStay Funds Schedule 14A File No.: 033-2610

Commissioners:

On behalf of The MainStay Funds (the “Registrant”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”) a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934.  This filing relates to a proposal for shareholder approval to appoint MacKay Shields LLC, an affiliate of the Registrant, to serve as subadvisor to the MainStay Tax Free Bond Fund, a series of the Registrant.

Please direct any questions concerning the filing to the undersigned at 973-394-4432.

Sincerely,

/s/ Thomas Lynch
Thomas Lynch
Assistant Secretary